STATEMENT OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Income before income and social contribution taxes	R$ 4,536,067	R$ 1,880,190	R$ 1,435,516
Adjustments to reconcile income with net cash from operations
Depreciation and amortization	5,128,981	3,954,321	4,013,671
(Gain) loss on the sale of property, plant and equipment (leaseback)			1,801
Residual value of property, plant and equipment and intangible assets written off	32,411	9,700	54,104
Interest from obligations arising from asset retirement obligation	226	648	428
Provision for legal and administrative proceedings	547,691	551,191	372,469
Monetary adjustments to deposits, administrative and legal proceedings	200,469	297,529	97,805
Interest, monetary and exchange variations of borrowings and other financial adjustments	(950,675)	(35,450)	521,570
Lease interest payable	821,463	266,328	257,305
Lease interest receivable	(6,422)	(25,664)	(22,709)
Provision for doubtful debts	748,291	544,881	316,387
Stock options	3,443	(1,424)	10,923
Total adjustments to reconcile income with net cash from operations	11,061,945	7,442,250	7,059,270
Decrease (increase) in operating assets
Trade accounts receivable	(1,027,131)	(1,028,791)	99,674
Taxes and contributions recoverable	(1,601,276)	175,116	162,705
Inventory	(20,219)	(59,274)	20,149
Prepaid expenses	100,917	56,792	(40,490)
Judicial Deposit	296,486	30,478	(53,217)
Other current assets	5,059	133,831	(26,129)
Increase (decrease) in operating liabilities
Payroll and related charges	6,736	(50,765)	50,171
Suppliers	(401,200)	331,736	523,419
Taxes, charges and contributions	40,045	187,170	(177,478)
Authorizations payable	(100,182)	(104,582)	(895,964)
Payments for legal and administrative proceedings	(715,203)	(536,646)	(439,670)
Deferred revenues	(204,355)	(193,599)	(415,651)
Other current liabilities	(215,063)	(40,373)	(165,598)
Cash generated by operations	7,226,559	6,343,343	5,701,191
Income tax and social contribution paid	(161,833)	(213,956)	(297,079)
Net Cash from Operations	7,064,726	6,129,387	5,404,112
Cash from investment activities
Marketable securities	131,742	(21,460)	(288,658)
Additions to property, plant and equipment and intangible assets	(3,853,484)	(3,831,906)	(4,147,907)
Cash received from property, plant and equipment sales			13,850
Receipt of financial leases	9,100	22,946	22,140
Net cash used in investment activities	(3,712,642)	(3,830,420)	(4,400,575)
Cash from financing activities
New borrowing	1,000,000	166,548	646,853
Repayment of borrowing	(723,500)	(3,359,074)	(2,890,565)
Interest paid - borrowing and financings	(96,649)	(193,333)	(380,005)
Payment of financial lease	(800,621)	(9,898)	(14,340)
Interest paid - Leases	(785,091)	(242,512)	(204,849)
Derivative Financial Instruments	32,761	37,044	17,677
Purchases of treasury shares, net of disposals	435	5,317	(13,118)
Dividends and interest on shareholders' equity paid	(770,139)	(588,247)	(332,658)
Net cash used in financing activities	(2,142,804)	(4,184,155)	(3,171,005)
Increase (decrease) in cash and cash equivalents	1,209,280	(1,885,188)	(2,167,468)
Cash and cash equivalents at the beginning of the year	1,075,530	2,960,718	5,128,186
Cash and cash equivalents at the end of the year	2,284,810	1,075,530	2,960,718
Additions to property, plant and equipment and intangible assets, without cash effects	(6,653,985)	(38,944)	(48,957)
Increase in lease liabilities, without cash effects	R$ 6,653,985	R$ 38,944	R$ 48,957